TAXATION - Current and deferred components (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
TAXATION
Current income tax expenses (benefits)	¥ 21,666	$ 3,052	¥ 22,953	¥ (145)
Total income tax expenses (benefits)	¥ 21,666	$ 3,052	¥ 22,953	¥ (145)